Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Related Party Transactions	The disclosure amounts are based on the expense recognized in the consolidated statement of operations in the respective year.
	2018	2017	2016
	(in € millions)
Key management compensation
Short term employee benefits	4	4	4
Share-based payments	19	17	18
Post-employment benefits	—	—	1
Termination benefits	1	1	1
	24	22	24